Forward Purchase Agreement (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2022	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2026	May 06, 2026	Apr. 22, 2026	Oct. 03, 2025	Sep. 28, 2025	Sep. 17, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 25, 2023	Jan. 24, 2023	Dec. 31, 2022
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Stock closing price per share										$ 1.00			$ 1.00			$ 300.00	$ 480.00
FPA derivative liability												$ 7,300,000
Exercise price		$ 2,760		$ 2,760		$ 2,760	$ 2,760				$ 480.00
Shares issued			1,500		1,500	1,457		250
Gain (Loss) on Extinguishment of Debt			$ 3,336,213		$ 3,336,213	$ 3,336,213
Beneficial ownership limitation percentage			4.99%		4.99%	4.99%
Beneficial ownership limitation percentage increasable			9.99%		9.99%	9.99%
Forward Purchase Agreement [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Sale of price per share			$ 800		$ 800	$ 800
Derivative Liability, Noncurrent																		$ 7,300,000
Gain (Loss) on Extinguishment of Debt						$ 3,300,000
Forward Purchase Agreement [Member] | Warrant [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Shares issued			26,844		26,844
Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Exercise price						$ 93.1728
Series B Convertible Preferred Stock [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Sale of price per share		$ 800		$ 800
Stock closing price per share		1,200.00		1,200.00
Series B Convertible Preferred Stock [Member] | Forward Purchase Agreement [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Shares issued			5,002		5,002
Equity, Fair Value Disclosure			$ 4.0		$ 4.0
Maximum [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Prior reset price	$ 2,400.00
Maximum [Member] | Series B Convertible Preferred Stock [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Exercise price									$ 7.80
Minimum [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Prior reset price	$ 1,200.00
Stock closing price per share		$ 1.00		$ 1.00
Minimum [Member] | Series B Convertible Preferred Stock [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Exercise price									$ 18.6336
Midtown East Management NL LLC [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Stock redemption rights in exchange value	$ 7,300,000
Prior reset price														$ 300.00
Sale of price per share						$ 300.00
Stock closing price per share															$ 51.5340